FINANCIAL INSTRUMENTS (Schedule of Sensitivity Test) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
5% increase in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ 642	$ 519
5% decrease in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from sensitivity test to changes in market price of listed Securities	(642)	(519)
5% increase in NIS [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	(24)	(21)
5% decrease in NIS [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	24	21
5% increase in Euro [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	(552)	(197)
5% decrease in Euro [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	$ 552	$ 197